TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL - Summary of Transactions with Directors, Other Key Management Personnel (Details) - Key management personnel £ in Thousands	12 Months Ended
	Dec. 31, 2025 GBP (£) loans deposits	Dec. 31, 2024 GBP (£) deposits loans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | loans	10	8
Number of secured loans, unsecured loans and overdrafts, net movements | loans	1	2
Number of secured loans, unsecured loans and overdrafts, ending balance | loans	11	10
Beginning balance	£ 996	£ 1,075
Net movements	316	(79)
Ending balance	£ 1,312	£ 996
Number of deposit, bank and instant access accounts and investments, beginning balance | deposits	19	17
Number of deposit, bank and instant access accounts and investments, net movements | deposits	2	2
Number of deposit, bank and instant access accounts and investments, ending balance | deposits	21	19
Beginning balance	£ 1,780	£ 1,702
Net movements	790	78
Ending balance	£ 2,570	£ 1,780